SCHEDULE OF COMPANY AND SUBSIDIARIES (Details)	12 Months Ended
	Sep. 30, 2025	Apr. 28, 2023
Youxin Cloud B VI Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Youxin Cloud HK Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Hainan Youxin Mutual Enterprise Management Co., Ltd. ("WFOE") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%	100.00%
Guangzhou Youxin Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%
Youxin Cloud B VI Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	British Virgin Islands (“BVI”) Company
Principle activities	Holding company
Youxin Cloud HK Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	Hong Kong (“HK”) Limited Company
Principle activities	Holding company
Hainan Youxin Mutual Enterprise Management Co., Ltd. ("WFOE") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	The People’s Republic Of China (“PRC”) Company
Principle activities	Holding company
Guangzhou Youxin Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Background	The People’s Republic Of China (“PRC”) Company
Principle activities	PaaS and SaaS products
Youxin Cloud B VI Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incorporation Date	Nov. 10, 2022
Youxin Cloud HK Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incorporation Date	Dec. 13, 2022
Hainan Youxin Mutual Enterprise Management Co., Ltd. ("WFOE") [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incorporation Date	Feb. 17, 2023
Guangzhou Youxin Technology Co Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incorporation Date	Mar. 12, 2018